Revenues - Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 3,652,174	$ 466,058	$ 5,739,131
Within one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	2,086,957	266,319	2,086,957
After one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 1,565,217	$ 199,739	$ 3,652,174